Schedule of Unrecognized Tax Benefits Which Would Lower Effective Tax Rate if Realized (Detail) - State and Local Jurisdiction $ in Thousands	5 Months Ended
Dec. 31, 2017 USD ($)
Income Tax Contingency [Line Items]
Unrecognized tax benefit related to state tax issues	$ 12,425
Interest receivable on unrecognized tax benefit related to state tax issues	$ 54